Income taxes	12 Months Ended
Dec. 31, 2020
Income Taxes Tables [Abstract]
15. Income taxes
15.	Income taxes
(a)	Provision for income taxes

The major components of provision for income taxes are as follows:

	2020	2019
Current tax expense	—	—
Deferred tax expense	—	—
Provision for income taxes	—	—

The reconciliation of the provision for income taxes to the amount of income taxes calculated using statutory income tax rates applicable to the Company in Canada is as follows:

	2020	2019
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2019 – 27%,)	(3,630)	(2,653)
Change in unrecognized deductible temporary differences and unused tax losses	3,093	4,534
Permanent differences and other	537	(1,881)
Provision for income taxes	—	—

(b)	Deferred tax assets

As at December 31, the Company’s deferred tax assets are as follows:

	2020	2019
Unused tax losses	222	37

(c)	Deferred tax liabilities

As at December 31, the Company’s deferred tax liabilities are as follows:

	2020	2019
Convertible debentures	—	—
Deferred cost	222	37
	222	37

(d)	Deductible temporary differences and unused tax losses

Deferred tax assets have not been recognized because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.

15.	Income taxes (Continued from previous page)

As at December 31, the Company has deductible temporary differences for which no deferred tax assets are recognized as follows:

	2020	2019
Property and equipment	2,946	2,103
Right-of-use assets, net lease liability	438	388
Intangible assets	10,346	3,205
Debentures	433	595
Convertible debentures	1,679	530
Financing costs	1,496	1,509
Research and development expenditures	1,437	1,437
Other	2,245	—
	21,020	9,767

In addition to the deductible temporary differences listed above, as at December 31, the Company has unused tax losses for which no deferred tax assets are recognized as follows:

	2020	2019
Expires 2024	610	610
Expires 2025	936	1,101
Expires 2026	2,112	2,136
Expires 2027	4,863	5,203
Expires 2028	2,064	2,064
Expires 2029	4,237	4,679
Expires 2030	3,698	3,698
Expires 2031	1,470	1,614
Expires 2032	3,772	4,854
Expires 2033	6,065	11,006
Expires 2034	7,416	8,420
Expires 2035	9,680	11,168
Expires 2036	18,713	18,886
Expires 2037	20,450	20,449
Expires 2038	20,214	20,214
Expires 2039	24,977	14,557
Expires 2040	169	—
	131,446	130,659